Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss	$ (1,685,060)	$ (2,022,344)	$ (4,769,774)	$ (6,739,999)	$ (9,841,638)	$ (4,639,662)
Other comprehensive income:
Foreign currency translation adjustments gain/(loss)	130,723	(283,544)	(109,241)	61,314	377,559	214,253
Comprehensive loss	$ (1,554,337)	$ (2,305,888)	$ (4,879,015)	$ (6,678,685)	$ (9,464,079)	$ (4,425,409)